INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
Income tax [Abstract]
Schedule of major components of tax expense (income)

For the years ended December 31	2022	2021
Tax on profit
Current tax
Charge for the year	$699	$1,031
Adjustment in respect of prior years[1]	6	(32)
	$705	$999
Deferred tax
Origination and reversal of temporary differences in the current year	($52)	$289
Adjustment in respect of prior years[1]	11	56
	($41)	$345
Income tax expense	$664	$1,344
Tax expense related to continuing operations
Current
Canada	($8)	($9)
International	713	1,008
	$705	$999
Deferred
Canada	$3	$38
International	(44)	307
	($41)	$345
Income tax expense	$664	$1,344
1Includes adjustments to equalize the difference between prior year's tax return and the year-end provision.
Schedule of reconciliation to Canadian statutory rate

Reconciliation to Canadian Statutory Rate
For the years ended December 31	2022	2021
At 26.5% statutory rate	$446	$1,228
Increase (decrease) due to:
Allowances and special tax deductions[1]	(146)	(138)
Impact of foreign tax rates[2]	(146)	(84)
Non-deductible expenses / (non-taxable income)	(38)	118
Goodwill impairment charges not tax deductible	325	—
Taxable gains on sales of non-current assets	1	24
Net currency translation losses on current and deferred tax balances	59	23
Tax impact from pass-through entities and equity accounted investments	(196)	(330)
Current year tax results sheltered by previously unrecognized deferred tax assets	33	(18)
Recognition and de-recognition of deferred tax assets	15	(31)
Adjustments in respect of prior years	17	24
Increase to income tax related contingent liabilities	13	19
Impact of tax rate changes	—	66
Withholding taxes	82	110
Mining taxes	201	323
Tax impact of amounts recognized within accumulated OCI	(7)	8
Other items	5	2
Income tax expense	$664	$1,344
1We are able to claim certain allowances, incentives and tax deductions unique to extractive industries that result in a lower effective tax rate.
2We operate in multiple foreign tax jurisdictions that have tax rates different than the Canadian statutory rate.